INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is the total of the current and deferred income taxes. The Group calculates the period income tax expense using the tax rate that would be applicable to the expected total annual earnings.
Current income tax payable consisted of the following items as of December 31:

	2025	2024

Current tax payable	56	60
Uncertain tax provisions	32	119
Total income tax payable	88	179
In addition to the above balance of uncertain tax provisions we have also recognized uncertain tax provisions which have been directly offset with available losses.
VEON is involved in a number of disputes, litigation and regulatory proceedings in the ordinary course of its business, pertaining to income tax claims. The total value of these individual contingencies that are able to be quantified amounts to US$51 (2024: US$155). Due to the high level of estimation uncertainty, as described in “Source of estimation uncertainty” disclosed below in this Note 10—Income taxes of these consolidated financial statements, it is not practicable for the Company to reliably estimate the financial effect for certain contingencies and therefore no financial effect has been included within the preceding disclosure. The Company does not expect any liability arising from these contingencies to have a material effect on the results of operations, liquidity, capital resources or financial position of the Company, however we note that an unfavorable outcome of some or all of the specific matters could have a material adverse impact on results of operations or cash flows for a particular period. This assessment is based on our current understanding of relevant facts and circumstances. As such, our view of these matters is subject to inherent uncertainties and may change in the future. For further details with respect to VEON’s uncertain tax provisions and tax risks, please refer to the “Accounting policies” and “Source of estimation uncertainty” disclosed below.
Income tax assets
The Company reported current income tax assets of US$43 (2024: US$63).
These tax assets mainly relate to advance tax payments in our operating companies which can only be offset against income tax liabilities in that relevant jurisdiction, in fiscal periods subsequent to the balance sheet date.
Income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2025	2024	2023

Current income taxes
Current year	306	284	249
Adjustments in respect of previous years	(3)	7	13
Total current income taxes	303	291	262

Deferred income taxes
Movement of temporary differences and losses	(128)	(100)	(114)
Changes in tax rates	—	—	(4)
Changes in recognized deferred tax assets	22	23	35
Adjustments in respect of previous years	(2)	3	1
Other	(1)	—	(1)
Total deferred tax benefit	(109)	(74)	(83)

Income tax expense	194	217	179
Effective tax rate
The following table provides a reconciliation between income tax expense calculated at the applicable statutory tax rate and actual income tax expense recognized in the consolidated statement of income, along with the principal reconciling items and their quantitative effects, for the years ended December 31, 2025, 2024, and 2023. Following the relocation of the Group's headquarters, the applicable statutory tax rate is 9% for the years ended December 31, 2025 and 2024 (Dubai, United Arab Emirates) compared to 25.8% for the year ended December 31, 2023 (the Netherlands):

	2025	2024	2023	Explanatory notes

Profit before tax from continuing operations	785	704	559
Income tax expense at statutory rates noted above	(71)	(63)	(144)	The Company is in the process of attaining a Qualified Freezone Entity status with 0% tax rate, the analysis considers the statutory tax rate in U.A.E. of 9% as the base for ETR reconciliation.

Difference due to the effects of:
Different tax rates in different jurisdictions	(31)	(72)	66	The Group’s effective tax rate is impacted by differences between the statutory income tax rate of the ultimate parent entity, VEON Ltd., based in UAE and the statutory income tax rates applicable in the jurisdictions in which the Group operates. In 2024, VEON Ltd. redomiciled its tax residency from the Netherlands to the UAE, which has a statutory corporate income tax rate of 9%. Consequently, profits earned in jurisdictions with statutory tax rates higher than 9% increase the Group’s effective tax rate relative to the parent entity’s statutory rate.

				In 2023, when VEON Ltd. was subject to the Netherlands statutory corporate income tax rate of 25.8%, profits generated in lower-tax jurisdictions reduced the Group’s effective tax rate, partially offset by profits earned in higher-tax jurisdictions.
Non-deductible expenses	(94)	(14)	(50)
The Group incurs certain expenses that are non-deductible for tax purposes in the relevant jurisdictions, primarily including intra-group expenses (such as interest on intercompany loans), certain non-income tax charges (such as minimum tax regimes), and other items. For 2025, the impact primarily relates to non-deductible expenses associated with the loss on sale of a subsidiary and other operating costs at the consolidated level.

Non-taxable income	43	40	30
In 2025, the Group's effective tax rate was reduced by non-taxable gains on the disposal of subsidiaries, including Deodar (PMCL) and Sky Mobile (Menacrest entity), as well as proceeds received from GTN related litigation in Zimbabwe.

Adjustments in respect of previous years	7	(10)	(14)
Adjustments in respect of prior years relate primarily to the finalization of tax positions and the resolution of uncertainties following the submission of tax returns, resulting in decrease of the Group’s effective tax rate in the current period

Movements in (un)recognized deferred tax assets	55	(23)	(35)
In 2025, positive movement of US$55 in deferred tax assets primarily relates to the recognition of deferred tax assets arising from the Deodar sale-and-leaseback transaction, reflecting temporary differences created between the accounting carrying values and the tax bases of the related right-of-use assets. It also includes the net impact of deferred tax assets created/utilized during the year in respect of tax losses incurred in different entities of the Group.

Withholding taxes	(21)	(45)	(32)
Withholding taxes (“WHT”) are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future.

In 2025, the net WHT of US$(21) mainly comprises withholding taxes on dividends received during the year and on dividends expected to be paid within the next 12 months (i.e., deferred tax liabilities on outside basis). Dividends were received and are projected from Pakistan, Kazakhstan and Uzbekistan. Due to the prevailing political conditions in Ukraine no dividends are planned to be received as of date.

Uncertain tax positions	(81)	(26)	2
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). In 2025, US$(81) mainly relates to the Deodar income tax settlement in Pakistan. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets recognized.

Change in income tax rate	—	—	4	Changes in tax rates impact the valuation of existing deferred tax assets and liabilities on temporary differences. There were no changes in 2025.
Other	(1)	(4)	(6)	In 2025, US$(1) mainly relates to minimum taxes in Pakistan.

Income tax expense	(194)	(217)	(179)

Effective tax rate	24.7%	30.8%	32.0%

Deferred taxes
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2025	2024

Deferred tax assets	418	368
Deferred tax liabilities	(41)	(27)

Net deferred tax position	377	341
The following table shows the movements of net deferred tax positions in 2025:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	28	116	(8)	136
Intangible assets	24	8	(8)	24
Trade receivables	67	11	—	78
Provisions	17	—	(1)	16
Accounts payable	11	(8)	8	11
Withholding tax on undistributed earnings	(19)	1	—	(18)
Tax losses and other balances carried forwards	2,355	(5)	(129)	2,221
Non-recognized deferred tax assets	(2,137)	(14)	70	(2,081)
Other	(5)	—	(5)	(10)
Net deferred tax positions	341	109	(73)	377
The following table shows the movements of net deferred tax positions in 2024:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(48)	77	(1)	28
Intangible assets	64	(39)	(1)	24
Trade receivables	24	45	(2)	67
Provisions	12	5	—	17
Accounts payable	54	(43)	—	11
Withholding tax on undistributed earnings	(19)	—	—	(19)
Tax losses and other balances carried forwards	2,459	(137)	33	2,355
Non-recognized deferred tax assets	(2,277)	181	(41)	(2,137)
Other	17	(15)	(7)	(5)
Net deferred tax positions	286	74	(19)	341
Unused tax losses and other credits carried forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other credits carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2025	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	(309)	(309)
Recognized DTA	—	—	139	139
Non-recognized losses	—	(1,728)	(6,691)	(8,419)
Non-recognized DTA	—	412	1,560	1,972
Other credits carried forwards expiry
Non-recognized credits	—	—	(420)	(420)
Non-recognized DTA	—	—	108	108

As of December 31, 2024	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	(473)	(473)
Recognized DTA	—	—	182	182
Non-recognized losses	—	(1,729)	(6,767)	(8,496)
Non-recognized DTA	—	413	1,639	2,052
Other credits carried forwards expiry
Recognized credits	(37)	—	—	(37)
Recognized DTA	37	—	—	37
Non-recognized credits	—	—	(332)	(332)
Non-recognized DTA	—	—	86	86

Losses mainly relate to our holding entities in Luxembourg (2025: US$6,630; 2024: US$6,932) and the Netherlands (2025: US$1,424; 2024: US$1,456).
VEON reports the tax effect of the existence of undistributed profits that will be distributed in the foreseeable future. The Company has a deferred tax liability of US$18 (2024: US$19), relating to the tax effect of the undistributed profits that will be distributed in the foreseeable future, primarily in its Pakistan, Uzbekistan and Kazakhstan operations.
As of December 31, 2025, undistributed earnings of VEON’s foreign subsidiaries (outside the Netherlands) which are indefinitely invested and will not be distributed in the foreseeable future, amounted to US$7,238 (2024: US$6,422). Accordingly, no deferred tax liability is recognized for this amount of undistributed profits.
ACCOUNTING POLICIES
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.
SOURCE OF ESTIMATION UNCERTAINTY
Tax risks
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in many of the frontier markets in which we operate have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities in our markets are often less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.
Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Corporation legislation and more strict tax residency rules).
Management believes that VEON has paid or accrued all taxes that are applicable. Where uncertainty exists, VEON has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 9—Provision and contingent liabilities of these consolidated financial statements and above in this note. unless not practicable to do so.
Uncertain tax positions
Uncertain tax positions are recognized when it is probable that a tax position will not be sustained. The expected resolution of uncertain tax positions is based upon management’s judgement of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgement is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. Estimates made relate primarily to losses carried forward in some of the Group’s foreign operations. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgements due to uncertainty concerning the interpretation of the rules and any transitional rules.
Future legislative changes
Pillar Two legislation has been substantively enacted in certain jurisdictions the Group operates. The legislation will be effective for the Group’s financial year beginning January 1, 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes.
The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Group. Based on the assessment, the Pillar Two effective tax rates in most of the jurisdictions in which the Group operates are above 15%. However, there are a limited number of jurisdictions where the transitional safe harbor relief does not apply and the Pillar Two effective tax rate is close to 15%. The Group does not expect a material exposure to Pillar Two income taxes in those jurisdictions.
The Group has applied the temporary mandatory exception to the requirement to recognize deferred tax assets and liabilities related to Pillar Two income taxes.
The Group has accumulated US$8,728 of tax losses and US$420 of other tax attributes in various jurisdictions which can be carried-forward and utilized against future taxable profits..